Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Accounts Receivable, Net [Abstract]
Accounts receivable, gross	¥ 565,197	$ 87,251	¥ 517,336
Allowance for doubtful accounts	(58,846)	(9,084)	(23,767)	$ (3,669)	¥ (20,584)	¥ (22,198)
Accounts receivable, net	¥ 506,351	$ 78,167	¥ 493,569